Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Investment Funds (Invesco Investment Funds)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000071223 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets ex-China Fund
Class Name	Class Y
Trading Symbol	GTDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets ex-China Fund (Class Y)	$64	1.14%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 1,204,858,072
Holdings Count | Holding	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,204,858,072
Total number of portfolio holdings	59
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.

C000120699 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets ex-China Fund
Class Name	Class R6
Trading Symbol	GTDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets ex-China Fund (Class R6)	$57	1.02%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.02%	[2]
Net Assets	$ 1,204,858,072
Holdings Count | Holding	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,204,858,072
Total number of portfolio holdings	59
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.

C000029646 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets ex-China Fund
Class Name	Class R5
Trading Symbol	GTDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets ex-China Fund (Class R5)	$60	1.08%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.08%	[3]
Net Assets	$ 1,204,858,072
Holdings Count | Holding	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,204,858,072
Total number of portfolio holdings	59
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.

C000000564 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets ex-China Fund
Class Name	Class C
Trading Symbol	GTDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets ex-China Fund (Class C)	$119	2.14%
*	Annualized.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.14%	[4]
Net Assets	$ 1,204,858,072
Holdings Count | Holding	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,204,858,072
Total number of portfolio holdings	59
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.

C000000562 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets ex-China Fund
Class Name	Class A
Trading Symbol	GTDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets ex-China Fund (Class A)	$77	1.39%
*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.39%	[5]
Net Assets	$ 1,204,858,072
Holdings Count | Holding	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,204,858,072
Total number of portfolio holdings	59
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.

C000000565 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class A
Trading Symbol	GGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class A)	$51	1.05%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[6]
Net Assets	$ 1,130,302,568
Holdings Count | Holding	82
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.

C000000567 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class C
Trading Symbol	GTHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class C)	$88	1.80%
*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.80%	[7]
Net Assets	$ 1,130,302,568
Holdings Count | Holding	82
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.

C000265799 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class R
Trading Symbol	GTHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class R)	$63	1.30%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%	[8]
Net Assets	$ 1,130,302,568
Holdings Count | Holding	82
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.

C000188882 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class R6
Trading Symbol	GGHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class R6)	$34	0.70%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[9]
Net Assets	$ 1,130,302,568
Holdings Count | Holding	82
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.

C000071224 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class Y
Trading Symbol	GGHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class Y)	$39	0.80%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[10]
Net Assets	$ 1,130,302,568
Holdings Count | Holding	82
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.

C000029647 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Investor Class
Trading Symbol	GTHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Investor Class)	$51	1.05%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[11]
Net Assets	$ 1,130,302,568
Holdings Count | Holding	82
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.

C000076840 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class Y
Trading Symbol	ABRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class Y)	$58	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%	[12],[13]
Net Assets	$ 961,528,132
Holdings Count | Holding	154
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000120702 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R6
Trading Symbol	ALLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R6)	$52	0.96%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[14],[15]
Net Assets	$ 961,528,132
Holdings Count | Holding	154
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076841 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R5
Trading Symbol	ABRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R5)	$55	1.03%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[16],[17]
Net Assets	$ 961,528,132
Holdings Count | Holding	154
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076839 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R
Trading Symbol	ABRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R)	$85	1.57%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.57%	[18],[19]
Net Assets	$ 961,528,132
Holdings Count | Holding	154
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076838 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class C
Trading Symbol	ABRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class C)	$111	2.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.07%	[20],[21]
Net Assets	$ 961,528,132
Holdings Count | Holding	154
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076836 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class A
Trading Symbol	ABRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class A)	$71	1.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.32%	[22],[23]
Net Assets	$ 961,528,132
Holdings Count | Holding	154
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092474 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class A
Trading Symbol	BRCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class A)	$78	1.31%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.31%	[24],[25]
Net Assets	$ 1,271,058,174
Holdings Count | Holding	39
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class C
Trading Symbol	BRCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class C)	$122	2.06%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.06%	[26],[27]
Net Assets	$ 1,271,058,174
Holdings Count | Holding	39
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092477 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R
Trading Symbol	BRCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R)	$92	1.56%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.56%	[28],[29]
Net Assets	$ 1,271,058,174
Holdings Count | Holding	39
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092479 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R5
Trading Symbol	BRCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R5)	$61	1.03%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.03%	[30],[31]
Net Assets	$ 1,271,058,174
Holdings Count | Holding	39
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000120704 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	IBRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R6)	$59	1.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.00%	[32],[33]
Net Assets	$ 1,271,058,174
Holdings Count | Holding	39
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class Y
Trading Symbol	BRCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class Y)	$63	1.06%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.06%	[34],[35]
Net Assets	$ 1,271,058,174
Holdings Count | Holding	39
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000107691 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PIYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class Y)	$23	0.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[36],[37]
Net Assets	$ 879,157,015
Holdings Count | Holding	453
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.

C000120706 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	PIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R6)	$18	0.35%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[38],[39]
Net Assets	$ 879,157,015
Holdings Count | Holding	453
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.

C000107692 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	IPNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R5)	$18	0.35%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[40],[41]
Net Assets	$ 879,157,015
Holdings Count | Holding	453
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.

C000107690 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R
Trading Symbol	PIRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R)	$48	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[42],[43]
Net Assets	$ 879,157,015
Holdings Count | Holding	453
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.

C000107689 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class C)	$73	1.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%	[44],[45]
Net Assets	$ 879,157,015
Holdings Count | Holding	453
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.

C000107688 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PIAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class A)	$34	0.68%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[46],[47]
Net Assets	$ 879,157,015
Holdings Count | Holding	453
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.

C000209537 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class A
Trading Symbol	OEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class A)	$60	1.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[48],[49]
Net Assets	$ 105,241,304
Holdings Count | Holding	539
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.

C000209539 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class C
Trading Symbol	OEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class C)	$97	1.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.94%	[50],[51]
Net Assets	$ 105,241,304
Holdings Count | Holding	539
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.

C000209538 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R
Trading Symbol	OEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R)	$72	1.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%	[52],[53]
Net Assets	$ 105,241,304
Holdings Count | Holding	539
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.

C000209536 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R5
Trading Symbol	EMLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R5)	$44	0.87%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[54],[55]
Net Assets	$ 105,241,304
Holdings Count | Holding	539
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.

C000209535 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R6
Trading Symbol	OEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R6)	$43	0.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[56],[57]
Net Assets	$ 105,241,304
Holdings Count | Holding	539
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.

C000209540 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class Y
Trading Symbol	OEMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class Y)	$47	0.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[58],[59]
Net Assets	$ 105,241,304
Holdings Count | Holding	539
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.

C000209549 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class Y
Trading Symbol	QGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class Y)	$38	0.74%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[60],[61]
Net Assets	$ 1,039,411,850
Holdings Count | Holding	89
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.

C000209551 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R6
Trading Symbol	QGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R6)	$32	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[62],[63]
Net Assets	$ 1,039,411,850
Holdings Count | Holding	89
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.

C000209550 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R5
Trading Symbol	GLALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R5)	$32	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[64],[65]
Net Assets	$ 1,039,411,850
Holdings Count | Holding	89
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.

C000209547 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R
Trading Symbol	QGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R)	$64	1.24%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[66],[67]
Net Assets	$ 1,039,411,850
Holdings Count | Holding	89
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.

C000209548 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class C
Trading Symbol	QGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class C)	$89	1.74%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%	[68],[69]
Net Assets	$ 1,039,411,850
Holdings Count | Holding	89
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.

C000209552 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class A
Trading Symbol	QVGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class A)	$51	0.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[70],[71]
Net Assets	$ 1,039,411,850
Holdings Count | Holding	89
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.

C000209558 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class A
Trading Symbol	QVOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class A)	$58	1.15%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[72],[73]
Net Assets	$ 247,506,266
Holdings Count | Holding	217
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.

C000209557 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class C
Trading Symbol	QOPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class C)	$96	1.90%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.90%	[74],[75]
Net Assets	$ 247,506,266
Holdings Count | Holding	217
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.

C000209556 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class R
Trading Symbol	QOPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R)	$71	1.40%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[76],[77]
Net Assets	$ 247,506,266
Holdings Count | Holding	217
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.

C000209554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class R5
Trading Symbol	FDATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R5)	$38	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[78],[79]
Net Assets	$ 247,506,266
Holdings Count | Holding	217
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.

C000209553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class R6
Trading Symbol	QOPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R6)	$38	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[80],[81]
Net Assets	$ 247,506,266
Holdings Count | Holding	217
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.

C000209555 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class Y
Trading Symbol	QOPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class Y)	$46	0.90%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[82],[83]
Net Assets	$ 247,506,266
Holdings Count | Holding	217
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.

C000209591 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class Y
Trading Symbol	OPBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class Y)	$22	0.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[84],[85]
Net Assets	$ 2,837,460,446
Holdings Count | Holding	1,980
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.

C000209589 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R6
Trading Symbol	OPBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R6)	$18	0.36%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[86],[87]
Net Assets	$ 2,837,460,446
Holdings Count | Holding	1,980
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.

C000209590 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R5
Trading Symbol	TRTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R5)	$18	0.37%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[88],[89]
Net Assets	$ 2,837,460,446
Holdings Count | Holding	1,980
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.

C000209592 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R
Trading Symbol	OPBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R)	$47	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[90],[91]
Net Assets	$ 2,837,460,446
Holdings Count | Holding	1,980
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.

C000209593 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class C
Trading Symbol	OPBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class C)	$72	1.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[92],[93]
Net Assets	$ 2,837,460,446
Holdings Count | Holding	1,980
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.

C000209594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class A
Trading Symbol	OPIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class A)	$35	0.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[94],[95]
Net Assets	$ 2,837,460,446
Holdings Count | Holding	1,980
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.

C000209615 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class A
Trading Symbol	ODMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class A)	$72	1.36%
*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%	[96]
Net Assets	$ 8,754,587,537
Holdings Count | Holding	77
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.

C000209617 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class C
Trading Symbol	ODVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class C)	$111	2.11%
*	Annualized.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.11%	[97]
Net Assets	$ 8,754,587,537
Holdings Count | Holding	77
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.

C000209616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R
Trading Symbol	ODVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R)	$85	1.61%
*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.61%	[98]
Net Assets	$ 8,754,587,537
Holdings Count | Holding	77
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.

C000209614 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R5
Trading Symbol	DVMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R5)	$53	1.00%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[99]
Net Assets	$ 8,754,587,537
Holdings Count | Holding	77
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.

C000209613 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R6
Trading Symbol	ODVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R6)	$49	0.93%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[100]
Net Assets	$ 8,754,587,537
Holdings Count | Holding	77
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.

C000209618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class Y
Trading Symbol	ODVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class Y)	$59	1.11%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[101]
Net Assets	$ 8,754,587,537
Holdings Count | Holding	77
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.

C000209630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class Y
Trading Symbol	OSIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class Y)	$39	0.78%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[102]
Net Assets	$ 1,685,251,948
Holdings Count | Holding	1,112
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.

C000209625 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R6
Trading Symbol	OSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R6)	$34	0.68%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[103]
Net Assets	$ 1,685,251,948
Holdings Count | Holding	1,112
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.

C000209626 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R5
Trading Symbol	GLSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R5)	$34	0.68%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[104]
Net Assets	$ 1,685,251,948
Holdings Count | Holding	1,112
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.

C000209628 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R
Trading Symbol	OSINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R)	$63	1.28%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%	[105]
Net Assets	$ 1,685,251,948
Holdings Count | Holding	1,112
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.

C000209629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class C
Trading Symbol	OSICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class C)	$88	1.78%
*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%	[106]
Net Assets	$ 1,685,251,948
Holdings Count | Holding	1,112
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.

C000209627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class A
Trading Symbol	OPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class A)	$51	1.02%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[107]
Net Assets	$ 1,685,251,948
Holdings Count | Holding	1,112
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.

C000209633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class A
Trading Symbol	OIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class A)	$51	1.03%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[108],[109]
Net Assets	$ 1,586,574,610
Holdings Count | Holding	561
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.

C000209635 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class C
Trading Symbol	OIBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class C)	$88	1.78%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%	[110],[111]
Net Assets	$ 1,586,574,610
Holdings Count | Holding	561
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.

C000209634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R
Trading Symbol	OIBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R)	$64	1.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%	[112],[113]
Net Assets	$ 1,586,574,610
Holdings Count | Holding	561
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.

C000209632 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R5
Trading Symbol	INBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R5)	$37	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[114],[115]
Net Assets	$ 1,586,574,610
Holdings Count | Holding	561
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.

C000209631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R6
Trading Symbol	OIBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R6)	$34	0.68%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[116],[117]
Net Assets	$ 1,586,574,610
Holdings Count | Holding	561
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.

C000209636 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class Y
Trading Symbol	OIBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class Y)	$39	0.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[118],[119]
Net Assets	$ 1,586,574,610
Holdings Count | Holding	561
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.

C000209642 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	OEGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class Y)	$42	0.79%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[120]
Net Assets	$ 6,714,324,009
Holdings Count | Holding	78
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.

C000209637 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	OEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R6)	$35	0.67%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[121]
Net Assets	$ 6,714,324,009
Holdings Count | Holding	78
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.

C000209638 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R5
Trading Symbol	DMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R5)	$39	0.74%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[122]
Net Assets	$ 6,714,324,009
Holdings Count | Holding	78
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.

C000209640 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	OEGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R)	$68	1.29%
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%	[123]
Net Assets	$ 6,714,324,009
Holdings Count | Holding	78
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.

C000209641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OEGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class C)	$94	1.78%
*	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.78%	[124]
Net Assets	$ 6,714,324,009
Holdings Count | Holding	78
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.

C000209639 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class A)	$55	1.04%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[125]
Net Assets	$ 6,714,324,009
Holdings Count | Holding	78
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.

[1]	Annualized.
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